PHOENIX PORTFOLIOS
  Supplement dated September 15, 2006 to the Prospectus dated February 15, 2006


IMPORTANT NOTICE TO INVESTORS

Effective September 1, 2006, Phoenix Investment Counsel, Inc. ("Phoenix") replaced Euclid Advisors LLC ("Euclid") as adviser to the PHOENIX MARKET NEUTRAL FUND. Euclid now serves as subadviser to the fund. Phoenix and Euclid are affiliated investment advisers. The portfolio managers for the fund will continue in their current roles. The fund's investment objective and investment strategies are not affected by this change.

The adviser manages the fund's investment program and the general operations of the fund, including oversight of the fund's subadviser. The subadviser manages the investments of the fund.

The fund's prospectus is hereby supplemented by the addition of the following information about Phoenix:

         Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for over 60 mutual funds and as adviser to institutional clients. As of June 30, 2006, Phoenix had approximately $29.4 billion in assets under management. Phoenix has acted as an investment adviser for over 70 years.

All references in the fund's prospectus to Euclid as adviser are hereby revised to reference Euclid as subadviser.

The investment management fee remains unchanged. Phoenix pays Euclid a subadvisory fee at a rate of 50% of the gross investment management fee.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

PXP 1738/PIC Change-MNF (09/06)

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                               PHOENIX PORTFOLIOS
 Supplement dated September 15, 2006 to the Statement of Additional Information
                             dated February 15, 2006

IMPORTANT NOTICE TO INVESTORS

Effective September 1, 2006, Phoenix Investment Counsel, Inc. ("PIC") replaced Euclid Advisors LLC ("Euclid") as adviser to the PHOENIX MARKET NEUTRAL FUND. Euclid now serves as subadviser to the fund. Phoenix and Euclid are affiliated investment advisers.

The fund's Statement of Additional Information ("SAI") is hereby supplemented by the addition of the following information about Phoenix:

         Phoenix Investment Counsel, Inc. ("PIC") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. PIC acts as the investment adviser for over 60 mutual funds and as adviser to institutional clients. As of June 30, 2006, PIC had approximately $29.4 billion in assets under management. PIC has acted as an investment adviser for over 70 years.

The investment management fee remains unchanged. PIC pays Euclid a subadvisory fee at a rate of 50% of the gross investment management fee.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 1206/PIC Change-MNF (09/06)